DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

(11) DISCONTINUED OPERATIONS

On June 30, 2012, the Company closed its Dallas Sullivan’s location and on July 2, 2012, the Company completed the sale of the real property to a third party. The Company determined that this closure met the criteria for classification as discontinued operations. As a result, all historical operating results as well as the loss on the sale of this property are reflected within discontinued operations in the condensed consolidated statements of comprehensive income for all periods presented. Loss from discontinued operations, net of tax is comprised of the following for the 24 weeks ended June 12, 2012 (in thousands):

24 Weeks Ended June 12, 2012
Revenues	$1,323
Income (loss) before income tax	38
Income tax benefit	46

Income (loss) from discontinued operations, net of income tax expense	$84

(16) Discontinued Operations

On June 30, 2012, the Company closed its Dallas Sullivan’s location and on July 2, 2012, the Company completed the sale of the real property to a third party. The real property sold for $1,682, net of selling related expenses, which approximated its carrying value. In connection with the closure and sale of this restaurant, the Company allocated $739 in goodwill from the Sullivan’s reporting unit to this restaurant to determine the loss on the disposition. After this allocation, the total loss on the sale of this property was $465, net of tax. The Company previously recognized a non-cash asset impairment charge of $1,400 associated with this restaurant during fiscal 2011.

The Company determined that this closure met the criteria for classification as discontinued operations. As a result, all historical operating results of this property are reflected within discontinued operations in the consolidated statements of comprehensive income (loss) for all periods presented. Loss from discontinued operations, net of tax is comprised of the following:

	Fiscal Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Revenues	$2,720	$3,003	$1,505
Income (loss) before income tax	(68)	(1,179)	(821)
Income tax (expense) benefit	41	505	2

Income (loss) from discontinued operations, net of income tax	$(27)	$(674)	$(819)